Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net (loss) income for the year	$ (10,178)	$ 2,711
Depletion and amortization	17,651	17,520
Royalty interest impairment (Note 6b)	18,896	0
Income tax expense	1,570	1,316
Share-based compensation expense	2,216	1,663
Finance expense	2,406	2,769
Unrealized foreign exchange loss and other	197	461
Income taxes paid	(1,422)	(1,945)
Changes in non-cash working capital (Note 12)	(3,662)	(1,703)
Net cash provided by operating activities	27,674	22,792
Investing activities
Acquisition of royalty interests (Note 5)	(96,567)	(49,627)
Right of first refusal proceeds (Note 5)		22,367
Proceeds from disposal of investments (Note 7)		4,179
Acquisition of investments and other (Note 7)	(4,031)	(4,811)
Net cash used in investing activities	(100,598)	(27,892)
Financing activities
Proceeds from credit facility (Note 8)	82,284	36,894
Repayment of credit facility (Note 8)	(7,085)	(33,237)
Proceeds from exercise of stock options	825	207
Financing costs	(1,032)	(1,032)
Interest paid	(1,782)	(1,089)
Net cash provided by financing activities	73,210	1,743
Effect of exchange rate changes on cash and cash equivalents	(859)	50
Decrease in cash and cash equivalents	(573)	(3,307)
Cash and cash equivalents at the beginning of the year	6,844	10,151
Cash and cash equivalents at the end of the year	$ 6,271	$ 6,844